UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2014*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31st.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

October 31, 2014

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

10/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 88.7%
Angola - 0.3%
Republic of Angola, 7%, 8/16/19		$14,331,000	$15,316,228

Argentina - 0.2%
Republic of Argentina, 7%, 10/03/15		$7,895,000	$7,403,756
Republic of Argentina, 7%, 4/17/17		5,788,000	5,110,804

			$12,514,560
Azerbaijan - 0.1%
Republic of Azerbaijan, 4.75%, 3/18/24 (n)		$2,513,000	$2,616,661
State Oil Company of Azerbaijan Republic, 4.75%, 3/13/23		5,545,000	5,506,740

			$8,123,401
Bahamas - 0.2%
Commonwealth of Bahamas, 5.75%, 1/16/24		$2,870,000	$3,042,200
Commonwealth of Bahamas, 6.95%, 11/20/29		5,367,000	6,151,924

			$9,194,124
Bahrain - 0.3%
Kingdom of Bahrain, 6%, 9/19/44 (z)		$14,304,000	$14,804,640

Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$16,649,000	$17,647,940

Bolivia - 0.2%
Government of Bolivia, 5.95%, 8/22/23 (n)		$12,128,000	$13,037,600

Brazil - 4.8%
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)		$10,864,000	$8,528,240
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		23,446,000	24,549,603
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)		10,955,000	11,009,775
BRF S.A., 5.875%, 6/06/22		2,857,000	3,142,700
BRF S.A., 3.95%, 5/22/23		3,887,000	3,673,215
BRF S.A., 3.95%, 5/22/23 (n)		5,098,000	4,817,610
BRF S.A., 4.75%, 5/22/24 (n)		8,438,000	8,448,548
Cimpor Financial Operations B.V., 5.75%, 7/17/24		1,700,000	1,634,550
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		14,082,000	13,539,843
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		11,802,000	11,359,425
Federative Republic of Brazil, 10%, 1/01/21	BRL	30,451,000	11,186,642
Federative Republic of Brazil, 4.25%, 1/07/25		$25,245,000	25,648,920
Federative Republic of Brazil, 8.25%, 1/20/34		10,121,000	14,017,585
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/22 (n)		2,827,000	2,904,743
Globo Comunicacoes e Participacoes S.A., 6.25%, 7/29/49		17,756,000	18,306,436
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)		5,147,000	5,306,557
JBS Investments GmbH, 7.75%, 10/28/20 (n)		2,735,000	2,996,548
Minerva Luxembourg S.A., 7.75%, 1/31/23		14,670,000	15,330,150
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		4,976,000	5,199,920
Odebrecht Finance Ltd., 7.125%, 6/26/42		500,000	524,750
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)		13,274,000	13,931,063
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		7,716,071	7,947,553
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		11,071,503	11,597,400
Petrobras Global Finance B.V., 6.25%, 3/17/24		10,396,000	11,053,651
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		18,252,000	17,978,220
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		11,848,000	12,203,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brazil - continued
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	$9,424,000	$9,541,800
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	5,395,000	5,664,750

		$282,043,637
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	$11,576,000	$11,518,120
First Quantum Minerals Ltd., 7.25%, 10/15/19	1,562,000	1,554,190
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	5,894,000	5,746,650

		$18,818,960
Chile - 3.9%
AES Gener S.A., 8.375%, 12/18/73	$3,624,000	$4,054,350
AES Gener S.A., 8.375% to 2019, FRN to 12/18/73 (n)	9,344,000	10,453,600
Cencosud S.A., 4.875%, 1/20/23	8,171,000	8,162,175
Cencosud S.A., 4.875%, 1/20/23 (n)	3,930,000	3,925,756
Colbun S.A., 4.5%, 7/10/24 (n)	10,148,000	10,225,541
Corpbanca, 3.875%, 9/22/19 (z)	12,664,000	12,764,577
E.CL S.A., 5.625%, 1/15/21	16,706,000	18,080,837
E.CL S.A., 4.5%, 1/29/25 (z)	11,872,000	11,903,373
Embotelladora Andina S.A., 5%, 10/01/23 (n)	10,229,000	10,835,058
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)	6,313,000	6,635,771
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	9,747,000	9,880,661
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	14,577,000	14,761,545
Empresa Nacional del Petroleo, 6.25%, 7/08/19	5,892,000	6,642,075
Empresa Nacional del Petroleo, 5.25%, 8/10/20	5,314,000	5,754,786
Empresa Nacional del Petroleo, 4.75%, 12/06/21	1,225,000	1,276,286
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (z)	15,035,000	14,884,650
GNL Quintero S.A., 4.634%, 7/31/29 (n)	15,229,000	15,695,099
S.A.C.I. Falabella, 4.375%, 1/27/25 (z)	7,405,000	7,432,450
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20	3,658,000	3,986,280
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	1,860,000	2,026,922
Sociedad Quimica y Minera de Chile S.A., 4.375%, 1/28/25 (z)	8,649,000	8,613,972
Transelec S.A., 4.625%, 7/26/23	900,000	936,301
Transelec S.A., 4.625%, 7/26/23 (n)	14,401,000	14,981,850
Transelec S.A., 4.25%, 1/14/25 (n)	7,729,000	7,754,467
VTR Finance B.V., 6.875%, 1/15/24	3,661,000	3,844,050
VTR Finance B.V., 6.875%, 1/15/24 (n)	13,923,000	14,619,150

		$230,131,582
China - 2.3%
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)	$15,747,000	$16,073,420
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	14,448,000	14,033,602
Export-Import Bank of China, 3.625%, 7/31/24 (n)	24,125,000	24,262,440
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23	12,897,000	12,310,174
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	9,203,000	9,408,116
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/23	9,454,000	9,874,902
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	9,722,000	10,153,579
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	5,555,000	5,383,367
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	19,364,000	20,111,179
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (n)	13,932,000	15,013,792

		$136,624,571
Colombia - 2.2%
Ecopetrol S.A., 4.125%, 1/16/25	$12,337,000	$12,028,575
Ecopetrol S.A., 7.375%, 9/18/43	5,451,000	6,691,103
Ecopetrol S.A., 5.875%, 5/28/45	11,432,000	11,746,380

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Colombia - continued
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)	$4,796,000	$5,184,236
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21	8,604,000	9,300,494
Millicom International Cellular S.A., 4.75%, 5/22/20	300,000	296,250
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	8,008,000	7,907,900
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	16,680,000	17,847,600
Oleoducto Central S.A., 4%, 5/07/21 (n)	13,358,000	13,524,975
Oleoducto Central S.A., 4%, 5/07/21	8,624,000	8,731,800
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	4,405,000	4,702,338
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	6,429,000	6,155,768
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (z)	12,152,000	11,555,944
Republic of Colombia, 4%, 2/26/24	10,197,000	10,462,122
Republic of Colombia, 6.125%, 1/18/41	4,676,000	5,611,200

		$131,746,685
Costa Rica - 0.1%
Instituto Costarricense, 6.375%, 5/15/43 (n)	$3,401,000	$2,941,865

Cote d’Ivoire - 0.8%
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)	$18,979,000	$18,318,531
Republic of Cote d’Ivoire, 7.774 to 12/31/14, 5.75% to 12/31/32	32,316,000	31,191,403

		$49,509,934
Croatia - 2.0%
Republic of Croatia, 6.625%, 7/14/20	$14,596,000	$16,192,510
Republic of Croatia, 6.375%, 3/24/21	24,295,000	26,694,131
Republic of Croatia, 5.5%, 4/04/23 (n)	25,647,000	26,849,331
Republic of Croatia, 6%, 1/26/24 (n)	46,538,000	50,319,213

		$120,055,185
Dominican Republic - 2.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$18,335,000	$18,518,350
Dominican Republic, 7.5%, 5/06/21	19,658,000	22,360,975
Dominican Republic, 7.5%, 5/06/21 (n)	3,330,000	3,787,875
Dominican Republic, 6.6%, 1/28/24 (n)	11,606,000	12,853,645
Dominican Republic, 5.875%, 4/18/24	8,032,000	8,473,760
Dominican Republic, 5.875%, 4/18/24 (n)	22,593,000	23,835,615
Dominican Republic, 8.625%, 4/20/27	23,787,000	29,317,478
Dominican Republic, 7.45%, 4/30/44 (n)	21,633,000	24,174,878

		$143,322,576
Ecuador - 0.6%
Republic of Ecuador, 7.95%, 6/20/24 (n)	$32,806,000	$34,364,285

El Salvador - 0.3%
Republic of El Salvador, 7.375%, 12/01/19	$500,000	$556,250
Republic of El Salvador, 7.375%, 12/01/19 (n)	1,916,000	2,131,550
Republic of El Salvador, 7.75%, 1/24/23	3,035,000	3,444,725
Republic of El Salvador, 5.875%, 1/30/25 (n)	2,086,000	2,080,785
Republic of El Salvador, 5.875%, 1/30/25	566,000	564,585
Republic of El Salvador, 6.375%, 1/18/27 (z)	10,701,000	10,968,525

		$19,746,420
Gabon - 0.2%
Gabonese Republic, 6.375%, 12/12/24 (n)	$12,568,000	$13,322,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 7/11/22 (n)	$1,703,000	$1,907,701
Republic of Georgia, 6.875%, 4/12/21 (n)	4,095,000	4,617,932

		$6,525,633
Guatemala - 1.2%
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	$9,635,000	$10,357,625
Central American Bottling Corp., 6.75%, 2/09/22 (n)	15,336,000	16,217,820
Comcel Trust, 6.875%, 2/06/24 (n)	15,101,000	16,158,070
Industrial Senior Trust, 5.5%, 11/01/22 (n)	13,973,000	13,868,203
Republic of Guatemala, 5.75%, 6/06/22 (n)	6,405,000	7,029,488
Republic of Guatemala, 4.875%, 2/13/28	500,000	511,250
Republic of Guatemala, 4.875%, 2/13/28 (n)	5,476,000	5,599,210

		$69,741,666
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/20	$2,969,000	$3,380,949
Republic of Honduras, 8.75%, 12/16/20 (n)	8,577,000	9,767,059
Republic of Honduras, 7.5%, 3/15/24	12,518,000	13,488,145

		$26,636,153
Hungary - 3.6%
Hungarian Development Bank, 6.25%, 10/21/20 (n)	$16,185,000	$17,843,963
Magyar Export-Import Bank PLC, 5.5%, 2/12/18 (n)	2,040,000	2,153,424
Magyar Export-Import Bank PLC, 5.5%, 2/12/18	11,291,000	11,918,780
Magyar Export-Import Bank PLC, 4%, 1/30/20 (z)	19,602,000	19,479,488
Republic of Hungary, 6.375%, 3/29/21	29,212,000	33,151,998
Republic of Hungary, 5.375%, 2/21/23	50,132,000	53,891,900
Republic of Hungary, 5.75%, 11/22/23	36,560,000	40,216,000
Republic of Hungary, 5.375%, 3/25/24	16,182,000	17,316,358
Republic of Hungary, 7.625%, 3/29/41	11,666,000	15,078,305

		$211,050,216
Iceland - 0.8%
Republic of Iceland, 5.875%, 5/11/22	$27,173,000	$30,703,805
Republic of Iceland, 5.875%, 5/11/22 (n)	16,584,000	18,738,892

		$49,442,697
India - 1.0%
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)	$13,896,000	$14,933,753
Greenko Dutch B.V., 8%, 8/01/19 (n)	19,131,000	18,891,863
ONGC Videsh Ltd., 3.75%, 5/07/23	26,786,000	25,970,634

		$59,796,250
Indonesia - 7.5%
Listrindo Capital B.V., 6.95%, 2/21/19	$5,532,000	$5,891,580
Listrindo Capital B.V., 6.95%, 2/21/19 (n)	5,886,000	6,268,590
Pertamina PT, 5.25%, 5/23/21	7,429,000	7,800,450
Pertamina PT, 4.875%, 5/03/22	10,987,000	11,206,740
Pertamina PT, 4.3%, 5/20/23	12,993,000	12,635,693
Pertamina PT, 6%, 5/03/42	22,639,000	22,639,000
Pertamina PT, 6%, 5/03/42 (n)	2,862,000	2,862,000
Pertamina PT, 5.625%, 5/20/43 (n)	11,768,000	11,267,860
Pertamina PT, 6.45%, 5/30/44 (n)	6,592,000	7,020,480
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (z)	8,076,000	8,197,140
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	17,893,000	18,362,691
PT Perusahaan Listrik Negara, 5.25%, 10/24/42	22,544,000	20,402,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Indonesia - continued
Republic of Indonesia, 6.875%, 1/17/18	$16,822,000	$18,988,674
Republic of Indonesia, 11.625%, 3/04/19	7,916,000	10,607,440
Republic of Indonesia, 11.625%, 3/04/19 (n)	999,000	1,338,660
Republic of Indonesia, 5.875%, 3/13/20	33,530,000	37,511,688
Republic of Indonesia, 5.875%, 3/13/20 (n)	4,481,000	5,013,119
Republic of Indonesia, 4.875%, 5/05/21	39,929,000	42,674,119
Republic of Indonesia, 4.875%, 5/05/21 (n)	35,749,000	38,206,744
Republic of Indonesia, 3.75%, 4/25/22	14,638,000	14,564,810
Republic of Indonesia, 3.75%, 4/25/22 (n)	13,197,000	13,131,015
Republic of Indonesia, 3.375%, 4/15/23	24,602,000	23,556,415
Republic of Indonesia, 3.375%, 4/15/23 (n)	3,162,000	3,027,615
Republic of Indonesia, 5.375%, 10/17/23 (n)	34,922,000	38,370,548
Republic of Indonesia, 5.375%, 10/17/23	4,956,000	5,445,405
Republic of Indonesia, 5.875%, 1/15/24 (n)	13,481,000	15,334,638
Republic of Indonesia, 5.875%, 1/15/24	4,608,000	5,241,600
Republic of Indonesia, 8.5%, 10/12/35	6,363,000	8,876,385
Republic of Indonesia, 4.625%, 4/15/43	10,161,000	9,500,535
Republic of Indonesia, 6.75%, 1/15/44 (n)	14,935,000	18,314,044

		$444,257,998
Iraq - 0.2%
Republic of Iraq, 5.8%, 1/15/28	$13,597,000	$11,999,353

Israel - 0.9%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$7,819,000	$8,034,023
B Communications Ltd., 7.375%, 2/15/21 (n)	10,165,000	10,826,742
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)	14,633,000	15,549,026
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	15,107,000	17,297,515

		$51,707,306
Jamaica - 0.7%
Digicel Group Ltd., 8.25%, 9/01/17	$3,763,000	$3,852,371
Digicel Group Ltd., 8.25%, 9/01/17 (n)	4,779,000	4,892,501
Digicel Group Ltd., 8.25%, 9/30/20 (n)	4,322,000	4,516,490
Digicel Group Ltd., 6%, 4/15/21 (n)	6,111,000	6,172,110
Digicel Group Ltd., 7.125%, 4/01/22 (n)	5,340,000	5,366,700
Government of Jamaica, 7.625%, 7/09/25	12,665,000	13,535,719

		$38,335,891
Kazakhstan - 4.5%
Development Bank of Kazakhstan, 4.125%, 12/10/22	$52,347,000	$49,533,349
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)	34,604,000	32,744,035
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17	8,539,000	9,061,587
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21	10,752,000	11,517,542
KazAgro National Management Holding, 4.625%, 5/24/23	3,092,000	2,976,050
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	70,962,000	68,300,925
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42	17,580,000	19,601,700
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	11,946,000	13,319,790
KazMunayGas National Co., 5.75%, 4/30/43	3,910,000	3,802,475
KazMunayGas National Co., 5.75%, 4/30/43 (n)	2,647,000	2,574,208
KazMunayGas National Co., 6%, 11/07/44 (z)	15,683,000	15,468,300
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)	13,143,000	13,175,858
Republic of Kazakhstan, 3.875%, 10/14/24 (z)	13,540,000	13,303,050
Republic of Kazakhstan, 4.875%, 10/14/44 (z)	10,214,000	9,856,510

		$265,235,379

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Kenya - 0.1%
Republic of Kenya, 6.875%, 6/24/24 (n)	$5,402,000	$5,753,130

Latvia - 0.2%
Republic of Latvia, 5.25%, 6/16/21	$12,042,000	$13,547,250

Lithuania - 0.6%
Republic of Lithuania, 6.125%, 3/09/21 (n)	$15,374,000	$17,910,710
Republic of Lithuania, 6.625%, 2/01/22	2,000,000	2,410,000
Republic of Lithuania, 6.625%, 2/01/22 (n)	13,182,000	15,884,310

		$36,205,020
Macau - 0.1%
Wynn Macau Ltd., 5.25%, 10/15/21 (n)	$7,220,000	$7,220,000

Malaysia - 0.1%
Petronas Capital Ltd., 5.25%, 8/12/19	$4,842,000	$5,438,743
Petronas Capital Ltd., 5.25%, 8/12/19 (n)	1,490,000	1,673,632

		$7,112,375
Mexico - 11.5%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$5,806,000	$6,321,283
Alfa S.A.B de C.V., 6.875%, 3/25/44 (n)	8,147,000	9,165,375
Alfa S.A.B de C.V., 6.875%, 3/25/44	310,000	348,750
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	17,613,000	17,260,740
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	6,132,000	6,806,520
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22	17,565,000	19,892,363
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	10,051,000	11,382,758
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	7,599,000	8,140,429
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	5,596,000	6,036,685
Comision Federal de Electricidad, 4.875%, 5/26/21	4,600,000	4,899,000
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)	7,846,000	8,355,990
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	20,839,000	21,985,145
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	12,136,000	12,833,820
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	2,932,000	3,078,600
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17	3,590,000	3,769,500
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	13,458,000	14,231,835
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	23,060,000	23,405,900
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20	3,284,000	3,586,128
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)	15,937,000	17,403,204
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)	9,732,000	10,008,097
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22	6,449,000	6,631,958
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17 (n)	14,881,000	14,099,748
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	2,200,000	2,084,500
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	11,645,000	12,751,275
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (z)	10,852,000	10,852,000
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	15,874,000	16,945,495
Offshore Drilling Holding S.A., 8.625%, 9/20/20	19,114,000	20,073,523
Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,373,000	12,240,140
Pemex Project Funding Master Trust, 6.625%, 6/15/38	7,101,000	8,247,812
Petroleos Mexicanos, 6%, 3/05/20	10,364,000	11,760,031
Petroleos Mexicanos, 5.5%, 1/21/21	5,333,000	5,895,898
Petroleos Mexicanos, 4.875%, 1/18/24	12,134,000	12,831,705
Petroleos Mexicanos, 4.25%, 1/15/25 (z)	10,867,000	11,000,664
Petroleos Mexicanos, 5.5%, 6/27/44 (z)	15,755,000	16,424,588
Petroleos Mexicanos, 6.375%, 1/23/45	7,663,000	8,845,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Petroleos Mexicanos, FRN, 2.25%, 7/18/18		$12,181,000	$12,607,335
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	330,510,000	23,416,564
United Mexican States, 5.75%, 10/12/10		$10,431,000	11,044,708
United Mexican States, 8.5%, 12/13/18	MXN	68,300,000	5,762,905
United Mexican States, 3.625%, 3/15/22		$132,224,000	135,529,600
United Mexican States, 4%, 10/02/23		94,332,000	98,482,608
United Mexican States, 6.05%, 1/11/40		8,420,000	10,167,150

			$676,608,113
Morocco - 0.3%
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		$16,220,000	$17,703,319

Nigeria - 0.2%
Afren PLC, 10.25%, 4/08/19		$400,000	$416,080
Afren PLC, 10.25%, 4/08/19 (n)		8,667,000	9,015,413
Afren PLC, 6.625%, 12/09/20 (n)		4,459,000	4,181,204

			$13,612,697
Panama - 1.0%
MMG S.A., 6.75%, 3/28/23 (n)		$6,600,000	$6,303,000
Panama Canal Railway Co., 7%, 11/01/26		5,391,558	5,337,642
Panama Canal Railway Co., 7%, 11/01/26 (n)		1,053,270	1,042,737
Republic of Panama, 5.2%, 1/30/20		9,328,000	10,307,440
Republic of Panama, 4%, 9/22/24		10,048,000	10,274,080
Republic of Panama, 7.125%, 1/29/26		4,773,000	6,121,373
Republic of Panama, 8.875%, 9/30/27		5,632,000	8,067,840
Republic of Panama, 9.375%, 4/01/29		6,104,000	9,125,480
Republic of Panama, 6.7%, 1/26/36		3,405,000	4,281,788

			$60,861,380
Paraguay - 0.7%
Republic of Paraguay, 4.625%, 1/25/23		$9,102,000	$9,293,142
Republic of Paraguay, 4.625%, 1/25/23 (n)		1,399,000	1,428,379
Republic of Paraguay, 6.1%, 8/11/44 (n)		14,544,000	15,580,260
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		1,577,000	1,659,793
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		15,219,000	16,017,998

			$43,979,572
Peru - 4.0%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$19,850,000	$21,338,750
Banco de Credito del Peru, FRN, 6.125%, 4/24/27		2,359,000	2,535,925
BBVA Banco Continental S.A., 5%, 8/26/22		986,000	1,039,244
BBVA Banco Continental S.A., 5%, 8/26/22 (n)		5,360,000	5,649,440
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (z)		5,407,000	5,469,181
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)		17,572,000	18,362,740
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		15,078,000	15,462,489
Corporacion Lindley S.A., 6.75%, 11/23/21		4,902,000	5,355,435
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		5,698,000	6,225,065
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		7,579,000	7,408,473
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)		6,728,000	6,442,060
El Fondo Mivivienda S.A., 3.5%, 1/31/23		14,687,000	14,062,803
Ferreycorp S.A.A., 4.875%, 4/26/20		1,172,000	1,157,350
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		2,459,000	2,428,263
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23		10,101,000	10,080,798
IIRSA Norte Finance Ltd., 8.75%, 5/30/24		2,549,254	3,020,866
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)		155,188	183,898

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Peru - continued
Inkia Energy Ltd., 8.375%, 4/04/21		$13,610,000	$14,712,410
InRetail Consumer, 5.25%, 10/10/21 (z)		5,939,000	6,013,238
InRetail Shopping Malls Co., 6.5%, 7/09/21 (n)		2,837,000	3,007,220
Republic of Peru, 7.35%, 7/21/25		7,423,000	9,816,918
Republic of Peru, 5.625%, 11/18/50		14,802,000	16,717,941
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		11,417,000	12,273,275
Southern Copper Corp., 6.75%, 4/16/40		13,756,000	15,203,819
Transport de Gas Peru, 4.25%, 4/30/28 (n)		15,210,000	14,601,600
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (z)		15,826,000	16,066,555

			$234,635,756
Philippines - 3.0%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)		$2,747,000	$3,571,100
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24		13,210,000	17,173,000
Republic of Philippines, 5.5%, 3/30/26		62,887,000	73,420,573
Republic of Philippines, 6.375%, 1/15/32		24,250,000	31,040,000
Republic of Philippines, 6.375%, 10/23/34		37,847,000	49,674,188

			$174,878,861
Poland - 0.6%
Eileme 2 AB, 11.625%, 1/31/20 (n)		$4,989,000	$5,712,405
PKO Finance AB, 4.63%, 9/26/22 (n)		6,475,000	6,790,656
Republic of Poland, 5.125%, 4/21/21		10,818,000	12,210,818
Republic of Poland, 5%, 3/23/22		11,156,000	12,536,555

			$37,250,434
Qatar - 0.3%
Qtel International Finance Ltd., 3.875%, 1/31/28 (n)		$3,916,000	$3,787,399
Qtel International Finance Ltd., 3.875%, 1/31/28		293,000	283,378
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20		2,940,292	3,175,515
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 9/30/27		5,552,000	6,273,760
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 9/30/27		5,904,000	6,911,441

			$20,431,493
Romania - 1.1%
Republic of Romania, 6.75%, 2/07/22		$8,614,000	$10,319,572
Republic of Romania, 6.75%, 2/07/22 (n)		6,568,000	7,868,464
Republic of Romania, 4.375%, 8/22/23		9,818,000	10,222,993
Republic of Romania, 4.375%, 8/22/23 (n)		15,778,000	16,428,843
Republic of Romania, 4.875%, 1/22/24 (n)		4,862,000	5,238,805
Republic of Romania, 3.625%, 4/24/24	EUR	4,582,000	6,126,299
Republic of Romania, 6.125%, 1/22/44 (n)		$6,526,000	7,643,578

			$63,848,554
Russia - 7.1%
Far East Capital Ltd. S.A., 8%, 5/02/18		$4,906,000	$2,551,120
Far East Capital Ltd. S.A., 8.75%, 5/02/20		1,100,000	561,000
Far Eastern Shipping Co., 8%, 5/02/18 (n)		6,284,000	3,267,680
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)		3,806,000	1,941,060
Gaz Capital S.A., 4.95%, 2/06/28		264,000	233,773
Gaz Capital S.A., 4.95%, 2/06/28 (n)		17,283,000	15,304,131
Gaz Capital S.A., 7.288%, 8/16/37		16,428,000	17,495,820
LUKOIL International Finance B.V., 4.563%, 4/24/23		3,974,000	3,605,817
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		12,392,000	11,243,906
Metalloinvest Finance Ltd., 5.625%, 4/17/20		400,000	362,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Russia - continued
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		$13,197,000	$11,959,781
Mobile TeleSystems OJSC, 8.625%, 6/22/20		5,343,000	5,812,650
MTS International Funding Ltd., 5%, 5/30/23 (n)		6,844,000	6,133,935
Russian Federation, 5%, 4/29/20		20,900,000	21,529,508
Russian Federation, 5%, 4/29/20 (n)		22,500,000	23,177,700
Russian Federation, 4.5%, 4/04/22		24,200,000	23,988,250
Russian Federation, 4.875%, 9/16/23 (n)		17,400,000	17,425,230
Russian Federation, 4.875%, 9/16/23		48,800,000	48,870,760
Russian Federation, 7.5%, 3/31/30		146,639,293	166,360,811
Russian Federation, 5.875%, 9/16/43 (n)		8,800,000	9,196,000
Russian Federation, 5.875%, 9/16/43		11,600,000	12,122,000
VimpelCom Ltd., 7.504%, 3/01/22		13,860,000	13,825,350

			$416,968,782
Serbia - 0.4%
Republic of Serbia, 6.75%, 11/01/24		$20,536,385	$20,830,466

Singapore - 0.3%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22		$900,000	$927,469
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		15,930,000	16,416,200

			$17,343,669
South Africa - 0.5%
Republic of South Africa, 6.875%, 5/27/19		$5,145,000	$5,910,319
Republic of South Africa, 5.875%, 9/16/25		10,447,000	11,805,110
Republic of South Africa, 3.75%, 7/24/26	EUR	7,071,000	9,270,847

			$26,986,276
Sri Lanka - 0.7%
National Savings Bank, 8.875%, 9/18/18 (n)		$2,033,000	$2,305,015
National Savings Bank, 8.875%, 9/18/18		4,689,000	5,316,388
Republic of Sri Lanka, 6.25%, 10/04/20 (n)		2,677,000	2,851,005
Republic of Sri Lanka, 6.25%, 10/04/20		13,424,000	14,296,560
Republic of Sri Lanka, 6.25%, 7/27/21		11,142,000	11,838,375
Republic of Sri Lanka, 5.875%, 7/25/22		1,820,000	1,892,800

			$38,500,143
Trinidad & Tobago - 0.5%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (z)		$17,894,000	$18,251,880
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22		8,323,333	8,916,371

			$27,168,251
Turkey - 6.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		$16,229,000	$14,591,169
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (z)		18,213,000	18,352,512
Republic of Turkey, 7.5%, 11/07/19		19,725,000	23,244,926
Republic of Turkey, 7%, 6/05/20		29,806,000	34,679,281
Republic of Turkey, 5.625%, 3/30/21		36,874,000	40,376,293
Republic of Turkey, 5.125%, 3/25/22		28,880,000	30,699,440
Republic of Turkey, 6.25%, 9/26/22		28,505,000	32,353,175
Republic of Turkey, 5.75%, 3/22/24		48,381,000	53,427,138
Republic of Turkey, 7.375%, 2/05/25		55,982,000	69,190,953
Republic of Turkey, 6%, 1/14/41		30,339,000	33,621,680
Republic of Turkey, 6.625%, 2/17/45		19,683,000	23,576,297
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)		1,808,000	1,922,446
Turkiye Is Bankasi A.S., 5%, 4/30/20 (z)		15,284,000	15,309,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Turkey - continued
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/19 (z)		$4,694,000	$4,740,940

			$396,085,927
United Arab Emirates - 0.1%
Topaz Marine S.A., 8.625%, 11/01/18 (n)		$8,532,000	$8,681,310

United Kingdom - 0.1%
Tullow Oil PLC, 6.25%, 4/15/22 (n)		$7,982,000	$7,423,260

Uruguay - 1.1%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$16,462,000	$16,585,465
Oriental Republic of Uruguay, 4.5%, 8/14/24		43,770,233	46,177,596

			$62,763,061
Venezuela - 4.6%
Republic of Venezuela, 7%, 12/01/18		$2,681,000	$1,782,865
Republic of Venezuela, 7.75%, 10/13/19		42,144,000	27,288,240
Republic of Venezuela, 9%, 5/07/23		7,483,000	4,807,828
Republic of Venezuela, 8.25%, 10/13/24		25,402,000	15,342,808
Republic of Venezuela, 7.65%, 4/21/25		27,453,000	16,471,800
Republic of Venezuela, 11.75%, 10/21/26		26,368,000	19,327,744
Republic of Venezuela, 9.25%, 9/15/27		101,831,000	67,717,615
Republic of Venezuela, 11.95%, 8/05/31		56,407,000	41,036,093
Republic of Venezuela, 7%, 3/31/38		130,326,000	74,937,450

			$268,712,443
Vietnam - 0.3%
Republic of Vietnam, 6.875%, 1/15/16		$2,309,000	$2,438,881
Republic of Vietnam, 6.75%, 1/29/20		13,284,000	14,878,080

			$17,316,961
Total Bonds			$5,230,423,318

Loans - 0.2%
Brazil - 0.2%
State of Santa Catarina, 4%, 12/27/22		8,625,435	$8,441,713
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
MXN Currency - November 2014 @ $0.0748	MXN	787,042,000	$40,139
USD Currency - January 2015 @ EUR 1.250		$57,945,700	634,100
Total Call Options Purchased			$674,239
	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Note 10 Year Futures - November 2014 @ $124		499	$23,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 10.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	596,856,793	$596,856,793
Total Investments		$5,836,419,454

Other Assets, Less Liabilities - 1.0%		61,446,155
Net Assets - 100.0%		$5,897,865,609

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,927,390,915 representing 32.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to, 9/22/29	9/15/14	$5,370,251	$5,469,181
Consolidated Energy Finance S.A., 6.75%, 10/15/19	10/02/14	17,717,143	18,251,880
Corpbanca, 3.875%, 9/22/19	9/16/14	12,582,104	12,764,577
E.CL S.A., 4.5%, 1/29/25	10/24/14	11,807,339	11,903,373
Empresa Nacional del Petroleo, 4.375%, 10/30/24	10/30/14	14,934,009	14,884,650
Export Credit Bank of Turkey A.S., 5%, 9/23/21	9/16/14-10/10/14	18,134,353	18,352,512
InRetail Consumer, 5.25%, 10/10/21	10/07/14	5,896,489	6,013,238
KazMunayGas National Co., 6%, 11/07/44	10/31/14	15,468,300	15,468,300
Kingdom of Bahrain, 6%, 9/19/44	9/10/14	14,304,000	14,804,640
Magyar Export-Import Bank PLC, 4%, 1/30/20	9/25/14-10/10/14	19,489,198	19,479,488
Mexichem S.A.B. de C.V., 5.875%, 9/17/44	9/09/14	10,759,900	10,852,000
PT Pelabuhan Indonesia III, 4.875%, 10/01/24	9/24/14	8,028,991	8,197,140
Pacific Rubiales Energy Corp., 5.625%, 1/19/25	9/15/14	12,036,928	11,555,944
Petroleos Mexicanos, 4.25%, 1/15/25	10/06/14	10,804,525	11,000,664
Petroleos Mexicanos, 5.5%, 6/27/44	10/06/14	16,053,363	16,424,588
Republic of El Salvador, 6.375%, 1/18/27	9/11/14-9/12/14	10,739,010	10,968,525
Republic of Kazakhstan, 3.875%, 10/14/24	10/06/14	13,322,486	13,303,050
Republic of Kazakhstan, 4.875%, 10/14/44	10/06/14	9,838,801	9,856,510
S.A.C.I. Falabella, 4.375%, 1/27/25	10/22/14	7,399,970	7,432,450
Sociedad Quimica y Minera de Chile S.A., 4.375%, 1/28/25	10/23/14	8,598,014	8,613,972
Turkiye Is Bankasi A.S., 5%, 4/30/20	10/23/14	15,182,756	15,309,677
Union Andina de Cementos S.A.A., 5.875%, 10/30/21	10/28/14	15,851,994	16,066,555
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/19	10/15/14	4,683,023	4,740,940
Total Restricted Securities			$281,713,854
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

Derivative Contracts at 10/31/14

Forward Foreign Currency Exchange Contracts at 10/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	3,065,898	12/02/14	$1,230,543	$1,226,693	$3,850
SELL	BRL	UBS AG	13,230,000	12/02/14	5,385,492	5,293,440	92,052
BUY	CLP	Barclays Bank PLC	2,041,356,000	11/20/14	3,490,989	3,542,143	51,154
BUY	CLP	Deutsche Bank AG	7,114,700,000	11/20/14	12,160,326	12,345,365	185,039
BUY	CNY	Barclays Bank PLC	39,607,000	11/17/14	6,408,900	6,471,274	62,374
SELL	EUR	Barclays Bank PLC	29,269,362	1/09/15	37,014,737	36,694,670	320,067
SELL	EUR	Credit Suisse Group	6,908,000	1/09/15	8,727,153	8,660,482	66,671
SELL	EUR	Deutsche Bank AG	1,661,000	1/09/15	2,101,276	2,082,377	18,899
SELL	EUR	Goldman Sachs International	4,991,289	1/09/15	6,360,729	6,257,522	103,207
SELL	KRW	JPMorgan Chase Bank N.A.	18,472,195,000	11/20/14	17,509,190	17,273,043	236,147
BUY	MXN	Deutsche Bank AG	108,629,000	1/09/15	8,011,284	8,035,478	24,194
BUY	MXN	UBS AG	138,356,325	1/09/15	10,233,456	10,234,460	1,004

							$1,164,658

Liability Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	22,186,305	12/02/14	$9,089,023	$8,876,937	$(212,086)
SELL	BRL	Barclays Bank PLC	5,831,000	12/02/14	2,319,411	2,333,034	(13,623)
SELL	BRL	JPMorgan Chase Bank N.A.	29,709,025	12/02/14	11,671,194	11,886,843	(215,649)
BUY	INR	JPMorgan Chase Bank N.A.	1,282,652,000	11/21/14-11/28/14	20,878,429	20,804,762	(73,667)
BUY	KRW	JPMorgan Chase Bank N.A.	18,483,619,000	11/20/14	17,384,808	17,283,725	(101,083)
BUY	MYR	Barclays Bank PLC	29,535,000	11/07/14	9,013,367	8,977,204	(36,163)

							$(652,271)

Futures Contracts at 10/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	210	$26,535,469	December - 2014	$(143,207)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/24	USD	700,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(65,355)
12/20/24	USD	1,319,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(123,148)
12/20/24	USD	29,165,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(2,722,978)
12/20/24	USD	8,942,000	Morgan Stanley Capital Services, Inc. (d)	1.00% (fixed rate)	(1)	(834,866)

						$(3,746,347)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $60,011.

(b)	Net unamortized premiums received by the fund amounted to $113,079.

(c)	Net unamortized premiums received by the fund amounted to $2,500,338.

(d)	Net unamortized premiums received by the fund amounted to $766,605.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At October 31, 2014, the fund had cash collateral of $4,247,378 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

10/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$23,391	$—	$—	$23,391
Non-U.S. Sovereign Debt	—	3,931,298,804	—	3,931,298,804
Foreign Bonds	—	1,307,566,227	—	1,307,566,227
Purchased Currency Options	—	674,239	—	674,239
Mutual Funds	596,856,793	—	—	596,856,793
Total Investments	$596,880,184	$5,239,539,270	$—	$5,836,419,454

Other Financial Instruments
Futures Contracts	$(143,207)	$—	$—	$(143,207)
Swap Agreements	—	(3,746,347)	—	(3,746,347)
Forward Foreign Currency Exchange Contracts	—	512,387	—	512,387

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,645,067,164
Gross unrealized appreciation	259,170,697
Gross unrealized depreciation	(67,818,407)
Net unrealized appreciation (depreciation)	$191,352,290

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,801,882	587,608,268	(661,553,357)	596,856,793

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$145,424	$596,856,793

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2014, are as follows:

Mexico	11.7%
United States	9.1%
Indonesia	7.7%
Russia	7.2%
Turkey	6.8%
Brazil	5.6%
Venezuela	4.6%
Kazakhstan	4.6%
Peru	4.0%
Other Countries	38.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 18, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 18, 2014

*	Print name and title of each signing officer under his or her signature.